Other Financial Liabilities - Summary of Identification of Bank Borrowings by Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 396,207	$ 622,280
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	482,464	17,507
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	680,015	689,423
One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	245,924	376,305
Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	76,202	177,925
Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	33,137	17,013
Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,690	14,400
More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	21,254	36,637
Secured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	154,955	395,987
Secured Liabilities [Member] | Current [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,478	11,275
Secured Liabilities [Member] | Current [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	151,477	384,712
Secured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	395,303	696,529
Secured Liabilities [Member] | Non Current [Member] | One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	149,747	194,043
Secured Liabilities [Member] | Non Current [Member] | Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	150,272	192,045
Secured Liabilities [Member] | Non Current [Member] | Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,027	192,727
Secured Liabilities [Member] | Non Current [Member] | Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,027	19,628
Secured Liabilities [Member] | Non Current [Member] | More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	63,230	98,086
Secured And Unsecured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	409,087
Non-current, Maturity		264,634
Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	254,029	99,500
Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	155,058
Non-current, Maturity		165,134
Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,864,794	3,357,885
Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	356,954	387,839
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	330,272	388,349
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	606,092	521,212
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	351,986	479,064
Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,219,490	$ 1,581,421
Brazil | Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.24%	7.33%
Brazil | Secured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.31%	7.31%
Chile | Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.30%	5.30%
Colombia | Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.74%	7.71%
Peru | Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.34%	6.06%
Peru | Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.24%	6.26%
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Citibank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.76%
Nominal Interest Rate	1.46%
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Citibank [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 96,923
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.01%
Nominal Interest Rate		3.00%
Non-current, Maturity		$ 4,961
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		522
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,539
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,053
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,053
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 855
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-A [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.11%
Nominal Interest Rate		8.93%
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-A [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,524
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-A [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,514
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-B [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.13%
Nominal Interest Rate		9.93%
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-B [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,525
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-B [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,514
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-F [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.27%
Nominal Interest Rate		6.13%
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-F [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 33
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-F [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 98
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | SCOTIABANK 4131 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.21%
Nominal Interest Rate		3.20%
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | SCOTIABANK 4131 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 620
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | SCOTIABANK 4131 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 53,436
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.01%
Nominal Interest Rate	3.00%
Non-current, Maturity	$ 2,252
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	402
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,192
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	1,590
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Bndes [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 662
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNP PARIBAS [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.72%
Nominal Interest Rate	2.71%
Non-current, Maturity	$ 39,235
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNP PARIBAS [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	14
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNP PARIBAS [Member] | One to two years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 39,235
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Itau [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.35%
Nominal Interest Rate	4.34%
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Itau [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,575
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Itau [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 75,656
Enel Distribucion Rio S A Ex Ampla Energia S A | UNITED STATES | Bnp Paribas 4131 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		8.74%
Nominal Interest Rate		7.14%
Non-current, Maturity		$ 99,436
Enel Distribucion Rio S A Ex Ampla Energia S A | UNITED STATES | Bnp Paribas 4131 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		3,411
Enel Distribucion Rio S A Ex Ampla Energia S A | UNITED STATES | Bnp Paribas 4131 [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 99,436
Enel Distribucion Rio S A Ex Ampla Energia S A | UNITED STATES | CITIBANK TRADE 51301 (II) [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.59%
Nominal Interest Rate		3.58%
Non-current, Maturity		$ 97,075
Enel Distribucion Rio S A Ex Ampla Energia S A | UNITED STATES | CITIBANK TRADE 51301 (II) [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		8
Enel Distribucion Rio S A Ex Ampla Energia S A | UNITED STATES | CITIBANK TRADE 51301 (II) [Member] | One to two years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 97,075
Enel Distribucion Rio S A Ex Ampla Energia S A | UNITED STATES | BNP PARIBAS [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.73%
Nominal Interest Rate	8.40%
Non-current, Maturity	$ 77,010
Enel Distribucion Rio S A Ex Ampla Energia S A | UNITED STATES | BNP PARIBAS [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,641
Enel Distribucion Rio S A Ex Ampla Energia S A | UNITED STATES | BNP PARIBAS [Member] | One to two years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 77,010
Enel Distribucion Rio S A Ex Ampla Energia S A | UNITED KINGDOM | Itau Bba International Plc [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.40%
Nominal Interest Rate		4.39%
Non-current, Maturity		$ 75,769
Enel Distribucion Rio S A Ex Ampla Energia S A | UNITED KINGDOM | Itau Bba International Plc [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,586
Enel Distribucion Rio S A Ex Ampla Energia S A | UNITED KINGDOM | Itau Bba International Plc [Member] | One to two years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 75,769
Codensa [Member] | Colombia | FINDETER One [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.01%
Nominal Interest Rate	0.01%
Non-current, Maturity	$ 606
Codensa [Member] | Colombia | FINDETER One [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	26
Codensa [Member] | Colombia | FINDETER One [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	237
Codensa [Member] | Colombia | FINDETER One [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	316
Codensa [Member] | Colombia | FINDETER One [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 290
Codensa [Member] | Colombia | FINDETER Two [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.01%
Nominal Interest Rate	0.01%
Non-current, Maturity	$ 1,311
Codensa [Member] | Colombia | FINDETER Two [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	119
Codensa [Member] | Colombia | FINDETER Two [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	537
Codensa [Member] | Colombia | FINDETER Two [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	715
Codensa [Member] | Colombia | FINDETER Two [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 596
Codensa [Member] | Colombia | FINDETER Three [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.01%
Nominal Interest Rate	0.01%
Non-current, Maturity	$ 905
Codensa [Member] | Colombia | FINDETER Three [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	136
Codensa [Member] | Colombia | FINDETER Three [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	407
Codensa [Member] | Colombia | FINDETER Three [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	543
Codensa [Member] | Colombia | FINDETER Three [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 362
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.36%	8.83%
Nominal Interest Rate	6.22%	8.55%
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 450
Non-current, Maturity		$ 648
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	450	648
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	56,499	58,860
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 56,499
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 58,860
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.07%	7.50%
Nominal Interest Rate	4.98%	7.30%
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 54,113
Non-current, Maturity		$ 79
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	51	79
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 54,062
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		56,321
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 56,321
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.60%	7.70%
Nominal Interest Rate	7.39%	7.49%
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4,729
Non-current, Maturity		$ 27,494
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,729	96
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 27,398
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	78,901
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 78,901
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.46%	7.39%
Nominal Interest Rate	6.31%	7.39%
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 241
Non-current, Maturity		$ 4,959
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	241	4,959
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	58,445	82,198
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 82,198
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 58,445
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.74%	6.46%
Nominal Interest Rate	6.58%	6.31%
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 863
Non-current, Maturity		$ 253
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	863	253
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	58,445	60,887
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 58,445	$ 60,887
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.14%	6.74%
Nominal Interest Rate	5.04%	6.58%
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 529
Non-current, Maturity		$ 900
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	529	900
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	46,756	60,887
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 46,756	$ 60,887
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.35%	7.57%
Nominal Interest Rate	4.28%	7.36%
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 467
Non-current, Maturity		$ 805
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	467	805
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	56,984	48,710
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 56,984
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 48,710
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.29%	6.77%
Nominal Interest Rate	6.15%	6.60%
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 343
Non-current, Maturity		$ 751
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	343	751
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	81,823	59,365
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 81,823
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 59,365
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.10%	6.30%
Nominal Interest Rate	5.01%	6.16%
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 204
Non-current, Maturity		$ 360
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	204	360
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	58,445	85,242
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 85,242
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 58,445
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.69%	7.53%
Nominal Interest Rate	4.61%	7.33%
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 341
Non-current, Maturity		$ 306
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	341	306
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	73,057	60,887
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 73,057
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 60,887
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.63%	5.18%
Nominal Interest Rate	2.60%	5.09%
Non-current, Maturity	$ 2,435	$ 7,611
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,880	5,108
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 2,435	5,074
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 2,537
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 2 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.16%	5.13%
Nominal Interest Rate	3.12%	5.03%
Non-current, Maturity	$ 56,619
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 2 [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	142	$ 75
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 2 [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,914
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 2 [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,482
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 2 [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,482
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 2 [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 9,741
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 3 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.18%
Nominal Interest Rate		5.08%
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 3 [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 64
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 4 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.21%
Nominal Interest Rate		5.11%
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 4 [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 35
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 5 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.13%
Nominal Interest Rate		5.03%
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 5 [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 126
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 5 [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 123
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 6 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.18%
Nominal Interest Rate		5.08%
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 6 [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 81
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 6 [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 80
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A.7 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.21%
Nominal Interest Rate		5.11%
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A.7 [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 77
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A.7 [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 77
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 8 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.86%
Nominal Interest Rate		5.74%
Non-current, Maturity		$ 167
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 8 [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		189
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 8 [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		562
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 8 [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 167
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 9 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.78%
Nominal Interest Rate		5.66%
Non-current, Maturity		$ 158
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 9 [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		97
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 9 [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		272
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 9 [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 158
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 10 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.83%
Nominal Interest Rate		5.71%
Non-current, Maturity		$ 242
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 10 [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		144
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 10 [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		417
Codensa [Member] | Colombia | Banco BBVA COLOMBIA S.A. 10 [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 242
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.00%
Nominal Interest Rate	2.97%
Non-current, Maturity	$ 4,316
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	11
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	664
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	996
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	996
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	996
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	996
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 332
Codensa [Member] | Colombia | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.23%
Nominal Interest Rate		6.09%
Non-current, Maturity		$ 1,191
Codensa [Member] | Colombia | Banco Agrario [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		488
Codensa [Member] | Colombia | Banco Agrario [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,400
Codensa [Member] | Colombia | Banco Agrario [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,191
Codensa [Member] | Colombia | Banco de Bogota [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.47%
Nominal Interest Rate		5.36%
Non-current, Maturity		$ 5,190
Codensa [Member] | Colombia | Banco de Bogota [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		20
Codensa [Member] | Colombia | Banco de Bogota [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		692
Codensa [Member] | Colombia | Banco de Bogota [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,038
Codensa [Member] | Colombia | Banco de Bogota [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,038
Codensa [Member] | Colombia | Banco de Bogota [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,038
Codensa [Member] | Colombia | Banco de Bogota [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,384
Codensa [Member] | JAPAN | MUFG BANK LTD [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.93%	9.11%
Nominal Interest Rate	5.80%	8.82%
Codensa [Member] | JAPAN | MUFG BANK LTD [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 121,194	$ 24,793
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.01%
Nominal Interest Rate		3.00%
Non-current, Maturity		$ 2,560
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		261
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		768
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,024
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,024
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 512
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-A [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.11%
Nominal Interest Rate		8.93%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-A [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 843
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-A [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 837
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-B [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.13%
Nominal Interest Rate		9.93%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-B [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 843
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-B [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 837
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-F [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.27%
Nominal Interest Rate		6.13%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-F [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 16
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-F [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 47
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Bndes [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.01%
Nominal Interest Rate	3.00%
Non-current, Maturity	$ 1,190
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Bndes [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	201
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Bndes [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	595
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Bndes [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	793
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Bndes [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 397
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNP 4131 [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.42%
Nominal Interest Rate		4.41%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNP 4131 [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 76
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNP 4131 [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 71,338
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND D) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.33%	3.73%
Nominal Interest Rate	1.67%	3.72%
Non-current, Maturity	$ 1,143	$ 1,145
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND D) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3	7
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND D) [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,143
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND D) [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,145
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND P) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.31%	6.39%
Nominal Interest Rate	6.30%	6.38%
Non-current, Maturity	$ 1,636	$ 1,641
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND P) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	21	21
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND P) [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,636
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND P) [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,641
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.27%	6.59%
Nominal Interest Rate	6.26%	6.58%
Non-current, Maturity	$ 29,767	$ 40,801
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,404	313
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,525	3,709
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,700	5,564
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,700	5,564
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,700	5,564
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,700	5,564
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 10,967	$ 18,545
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.27%	6.59%
Nominal Interest Rate	6.26%	6.58%
Non-current, Maturity	$ 26,821	$ 36,756
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,166	282
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,176	3,342
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,235	5,012
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,235	5,012
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,235	5,012
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	4,235	5,012
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 9,881	$ 16,708
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | SCOTIABANK [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.22%
Nominal Interest Rate	2.21%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | SCOTIABANK [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 37,251
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | TOKIO [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.69%
Nominal Interest Rate	1.68%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | TOKIO [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 31,769
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | TOKIO One [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.79%
Nominal Interest Rate	1.78%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | TOKIO One [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 10,637
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | SCOTIABANK One [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.18%
Nominal Interest Rate	2.17%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | SCOTIABANK One [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 127
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | SCOTIABANK One [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 30,014
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FINEP [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.48%
Nominal Interest Rate	5.80%
Non-current, Maturity	$ 128
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FINEP [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	18
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FINEP [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	18
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FINEP [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	18
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | FINEP [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 74
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CG [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.61%
Nominal Interest Rate	9.60%
Non-current, Maturity	$ 10,584
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CG [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,990
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CG [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5,604
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CG [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,471
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CG [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 3,113
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Peru | Banco de Credito del Peru Two [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.61%
Nominal Interest Rate	2.58%
Non-current, Maturity	$ 38,698
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Peru | Banco de Credito del Peru Two [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	62
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Peru | Banco de Credito del Peru Two [Member] | Two to three years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 38,698
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Brazil | Banco de Credito del Perú [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.16%
Nominal Interest Rate	4.10%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Brazil | Banco de Credito del Perú [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 38
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Brazil | Banco de Credito del Perú [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 20,731
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Brazil | BANCO INTERCIONAL DEL PERÚ S.A.A. [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.75%
Nominal Interest Rate	3.70%
Non-current, Maturity	$ 46,989
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Brazil | BANCO INTERCIONAL DEL PERÚ S.A.A. [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	58
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Brazil | BANCO INTERCIONAL DEL PERÚ S.A.A. [Member] | One to two years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 46,989
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 9na emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.25%
Nominal Interest Rate	6.15%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 9na emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 119
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 9na emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	119
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 9na emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	13,820
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 9na emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 13,820
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Credito del Perú [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.16%
Nominal Interest Rate		4.10%
Non-current, Maturity		$ 22,614
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Credito del Perú [Member] | One to two years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 22,614
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | BNDES -FINAME CAPITAL DE GIRO [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.89%
Nominal Interest Rate		9.88%
Non-current, Maturity		$ 20,156
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | BNDES -FINAME CAPITAL DE GIRO [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		245
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | BNDES -FINAME CAPITAL DE GIRO [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		4,703
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | BNDES -FINAME CAPITAL DE GIRO [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		8,062
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | BNDES -FINAME CAPITAL DE GIRO [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		8,062
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | BNDES -FINAME CAPITAL DE GIRO [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 4,032
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | UNITED STATES | SCOTIABANK 4131 CELG [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.06%
Nominal Interest Rate		1.95%
Non-current, Maturity		$ 48,576
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | UNITED STATES | SCOTIABANK 4131 CELG [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		391
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | UNITED STATES | SCOTIABANK 4131 CELG [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 48,576
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | UNITED STATES | SCOTIABANK 4131 CELG II [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.37%
Nominal Interest Rate		3.36%
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | UNITED STATES | SCOTIABANK 4131 CELG II [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 123
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | UNITED STATES | SCOTIABANK 4131 CELG II [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 48,028
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | UNITED STATES | BBVA Six [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.16%
Nominal Interest Rate		4.15%
Non-current, Maturity		$ 145,407
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | UNITED STATES | BBVA Six [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		812
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | UNITED STATES | BBVA Six [Member] | One to two years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 145,407
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | UNITED STATES | BNB Nº One [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.64%
Nominal Interest Rate	1.84%
Non-current, Maturity	$ 48,504
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | UNITED STATES | BNB Nº One [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	33,124
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | UNITED STATES | BNB Nº One [Member] | One to two years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 48,504
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | UNITED STATES | SCOTIABANK [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.98%
Nominal Interest Rate	2.30%
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | UNITED STATES | SCOTIABANK [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 390
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | FRANCE | BNP 4131 [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.78%
Nominal Interest Rate		3.77%
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | FRANCE | BNP 4131 [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 302
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | FRANCE | BNP 4131 [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 50,395
Enel Américas S.A. | Chile | Linea sobregiro (Banco Santander) [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Enel Américas S.A. | Chile | Linea sobregiro (Banco Santander) [Member] | Less than 90 Days [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1	$ 1
Enel Américas S.A. | UNITED STATES | Citibank N.A [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.99%
Nominal Interest Rate	0.85%
Enel Américas S.A. | UNITED STATES | Citibank N.A [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,000
Enel Américas S.A. | UNITED STATES | Credit Agricole CIB [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		2.67%
Enel Américas S.A. | UNITED STATES | Credit Agricole CIB [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.99%
Nominal Interest Rate	0.85%
Enel Américas S.A. | UNITED STATES | Credit Agricole CIB [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,035
Enel Américas S.A. | UNITED STATES | Credit Agricole CIB [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 35,182
Enel Américas S.A. | UNITED STATES | JP Morgan Chase Bank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		2.67%
Enel Américas S.A. | UNITED STATES | JP Morgan Chase Bank [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.99%
Nominal Interest Rate	0.85%
Enel Américas S.A. | UNITED STATES | JP Morgan Chase Bank [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,000
Enel Américas S.A. | UNITED STATES | JP Morgan Chase Bank [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 35,182
Enel Américas S.A. | UNITED STATES | Sumitomo Mitsui Banking [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.99%	4.99%
Nominal Interest Rate	0.85%	2.67%
Enel Américas S.A. | UNITED STATES | Sumitomo Mitsui Banking [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 30,000
Enel Américas S.A. | UNITED STATES | Sumitomo Mitsui Banking [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 70,364
Enel Américas S.A. | UNITED STATES | Societe Generale [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.99%	4.99%
Nominal Interest Rate	0.85%	2.67%
Enel Américas S.A. | UNITED STATES | Societe Generale [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,000
Enel Américas S.A. | UNITED STATES | Societe Generale [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 35,182
Enel Américas S.A. | UNITED STATES | CREDIT AGRICOLE CIB Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.38%
Nominal Interest Rate	1.38%
Enel Américas S.A. | UNITED STATES | CREDIT AGRICOLE CIB Two [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 50,000
Enel Américas S.A. | UNITED STATES | CREDIT AGRICOLE CIB Three [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.84%
Nominal Interest Rate	0.84%
Enel Américas S.A. | UNITED STATES | CREDIT AGRICOLE CIB Three [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,504
Enel Américas S.A. | UNITED STATES | BNP PARIBAS NY Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.84%
Nominal Interest Rate	0.84%
Enel Américas S.A. | UNITED STATES | BNP PARIBAS NY Two [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 7,500
Enel Américas S.A. | UNITED STATES | CITIBANK N.A Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.84%
Nominal Interest Rate	0.84%
Enel Américas S.A. | UNITED STATES | CITIBANK N.A Two [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,500
Enel Américas S.A. | UNITED STATES | JPMORGAN CHASE BANK Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.84%
Nominal Interest Rate	0.84%
Enel Américas S.A. | UNITED STATES | JPMORGAN CHASE BANK Two [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,500
Enel Américas S.A. | UNITED STATES | SUMITOMO MITSUI BANKING Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.84%
Nominal Interest Rate	0.84%
Enel Américas S.A. | UNITED STATES | SUMITOMO MITSUI BANKING Two [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 5,000
Enel Américas S.A. | UNITED STATES | SOCIETE GENERALE Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.84%
Nominal Interest Rate	0.84%
Enel Américas S.A. | UNITED STATES | SOCIETE GENERALE Two [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,500
Enel Américas S.A. | UNITED STATES | BBVA NEW YORK BRANCH Two [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.84%
Nominal Interest Rate	0.84%
Enel Américas S.A. | UNITED STATES | BBVA NEW YORK BRANCH Two [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,500
Enel Américas S.A. | UNITED STATES | BBVA New York Branch [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.99%	4.99%
Nominal Interest Rate	0.85%	2.67%
Enel Américas S.A. | UNITED STATES | BBVA New York Branch [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,000
Enel Américas S.A. | UNITED STATES | BBVA New York Branch [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 35,182
Enel Américas S.A. | UNITED STATES | BBVA S.A NEW YORK BRANCH [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.38%
Nominal Interest Rate	1.38%
Enel Américas S.A. | UNITED STATES | BBVA S.A NEW YORK BRANCH [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 50,196
Enel Américas S.A. | UNITED STATES | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.38%
Nominal Interest Rate	1.38%
Enel Américas S.A. | UNITED STATES | Bank of Nova Scotia [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 50,000
Enel Américas S.A. | UNITED STATES | Bank of Nova Scotia [Member] | Citibank N.A [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		2.67%
Enel Américas S.A. | UNITED STATES | Bank of Nova Scotia [Member] | Citibank N.A [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 35,182
Enel Américas S.A. | UNITED STATES | BNP Paribas NY [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.99%
Nominal Interest Rate	0.85%
Enel Américas S.A. | UNITED STATES | BNP Paribas NY [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		2.67%
Enel Américas S.A. | UNITED STATES | BNP Paribas NY [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 45,000
Enel Américas S.A. | UNITED STATES | BNP Paribas NY [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 105,546
Enel Generación Fortaleza S.A. [Member] | UNITED STATES | Banco Citibank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.66%
Nominal Interest Rate		4.65%
Enel Generación Fortaleza S.A. [Member] | UNITED STATES | Banco Citibank [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 495
Enel Generación Fortaleza S.A. [Member] | UNITED STATES | Banco Citibank [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 60,534
Enel Distribucion Sao Paulo S.A | Brazil | 6ª Nota Promissoria [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.17%
Nominal Interest Rate		6.17%
Enel Distribucion Sao Paulo S.A | Brazil | 6ª Nota Promissoria [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 53,412
Enel Distribucion Sao Paulo S.A | Brazil | 6ª Nota Promissoria [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 53,412
Enel Distribucion Sao Paulo S.A | Brazil | SCOTIABANK [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.15%
Nominal Interest Rate	2.14%
Enel Distribucion Sao Paulo S.A | Brazil | SCOTIABANK [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 51,421
Enel Distribucion Sao Paulo S.A | Brazil | TOKIO [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.79%
Nominal Interest Rate	1.78%
Enel Distribucion Sao Paulo S.A | Brazil | TOKIO [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 32,668
Enel Distribucion Sao Paulo S.A | Brazil | BNP PARIBAS [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.61%
Nominal Interest Rate	3.60%
Enel Distribucion Sao Paulo S.A | Brazil | BNP PARIBAS [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 521
Enel Distribucion Sao Paulo S.A | Brazil | BNP PARIBAS [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 86,730
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 1° Protocolo [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.00%
Nominal Interest Rate		4.00%
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 1° Protocolo [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 253
Enel Distribucion Sao Paulo S.A | Brazil | 6ª Nota Promissória [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.53%
Nominal Interest Rate		6.52%
Enel Distribucion Sao Paulo S.A | Brazil | 6ª Nota Promissória [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 876
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2° Protocolo [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	3.96%	5.24%
Nominal Interest Rate	3.95%	5.00%
Non-current, Maturity	$ 6,058	$ 10,824
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2° Protocolo [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	584	722
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2° Protocolo [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,755	2,132
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2° Protocolo [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,478	6,201
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2° Protocolo [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,653	$ 4,623
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2° Protocolo [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 927
Enel Perú S.A [Member] | Peru | BBVA [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	0.48%
Nominal Interest Rate	0.48%
Enel Perú S.A [Member] | Peru | BBVA [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 147,879
Enel Generacion Piura S.A. | Peru | SCOTIABANK [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	2.62%
Nominal Interest Rate	2.59%
Enel Generacion Piura S.A. | Peru | SCOTIABANK [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 25,043